Amounts Receivable - Schedule of Amounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Gold and copper concentrate sales receivable	$ 28,103	$ 34,715
Molybdenum sales receivable	36,793	47,613
Consumption and income tax receivable	3,326	5,703
Other receivables	2,541	4,130
Total amounts receivable	70,763	92,161
Oksut Mine
Statement Line Items [Line Items]
Current value added tax receivables	$ 100	$ 2,700